Segments and Geographic Information	12 Months Ended
Oct. 31, 2022
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHIC INFORMATION

NOTE 18 – SEGMENTS AND GEOGRAPHIC INFORMATION

The Company believes that it operates in two business segments which comprised of sales of NEVs and franchise services; and it operates in one geographical location China. The Company disaggregates its revenue into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Sales of goods revenues comprised of sales of vehicles to third party customers and to the franchisees. Franchise services revenues comprised of initial fees and ongoing royalties from the franchisees. Under the franchise arrangement, franchisees are granted the right to operate retail store using the Company’s Jiuzi brand and system. Other service revenues comprised of sublease of vehicles to third party customers with a mark-up to the rental price.

Sales revenues comprised of the following:

	Years Ended
	October 31, 2022		October 31, 2021		October 31, 2020
NEVs sales	5,908,360	95%	1,443,917	15%	398,613	5%
Franchisees service revenues	283,763	5%	8,093,070	85%	7,811,982	95%
Other service revenues	23,595	-%	-	-	-	-
Total	6,215,718	100%	9,536,987	100%	8,210,595	100%

Direct costs comprised of the following:

	Years Ended
	October 31, 2022		October 31, 2021		October 31, 2020
NEVs sales	5,748,954	88%	1,400,211	29%	366,523	17%
Franchisees service revenues	693,143	11%	3,509,493	71%	1,824,245	83%
Other service revenues	16,065	1%	-	-	-	-
Total	6,458,162	100%	4,909,704	100%	2,190,768	100%

Gross profit (loss) comprised of the following:

	Years Ended
	October 31, 2022		October 31, 2021		October 31, 2020
NEVs sales	159,406	(66)%	43,706	1%	32,090	1%
Franchisees service revenues	(409,380)	169%	4,583,577	99%	5,987,737	99%
Other service revenues	7,530	(3)%	-	-	-	-
Total	(242,444)	100%	4,627,283	-	6,019,827	-